Investment Portfolio - March 31, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 43.0%

Non-Convertible Corporate Bonds - 43.0%
Communication Services - 7.5%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.[3], (3 mo. LIBOR US + 0.930%), 2.305%, 6/30/2020	Baa2	8,000,000	$7,947,830
AT&T, Inc., 2.45%, 6/30/2020	Baa2	2,000,000	1,998,807
AT&T, Inc., 4.25%, 3/1/2027	Baa2	9,000,000	9,559,518
CenturyLink, Inc., 5.625%, 4/1/2020	B2	1,400,000	1,400,000
Verizon Communications, Inc., 5.25%, 3/16/2037	Baa1	6,750,000	8,573,312

			29,479,467

Interactive Media & Services - 0.3%
Baidu, Inc. (China), 3.00%, 6/30/2020	A3	2,400,000	2,403,168

Media - 3.1%
Altice Financing S.A. (Luxembourg)[4], 7.50%, 5/15/2026	B2	1,135,000	1,099,702
Altice France S.A. (France)[4], 7.375%, 5/1/2026	B2	1,000,000	992,650
CCO Holdings LLC - CCO Holdings Capital Corp.[4], 4.50%, 8/15/2030	B1	1,115,000	1,092,700
Charter Communications Operating LLC - Charter Communications Operating Capital Corp., 3.579%, 7/23/2020	Ba1	5,708,000	5,690,241
Cumulus Media New Holdings, Inc.[4], 6.75%, 7/1/2026	B2	1,687,000	1,509,865
Discovery Communications LLC, 4.90%, 3/11/2026	Baa3	1,080,000	1,123,594
Discovery Communications LLC, 3.95%, 3/20/2028	Baa3	5,000,000	4,901,619
Discovery Communications LLC, 5.20%, 9/20/2047	Baa3	3,725,000	3,753,211
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	Ba3	750,000	757,492
Townsquare Media, Inc.[4], 6.50%, 4/1/2023	B3	1,675,000	1,608,000

			22,529,074

Wireless Telecommunication Services - 0.1%
Sprint Corp., 7.125%, 6/15/2024	B3	460,000	504,919

Total Communication Services			54,916,628

Consumer Discretionary - 3.7%
Automobiles - 0.5%
Ford Motor Credit Co. LLC[3], (3 mo. LIBOR US + 0.790%), 1.574%, 6/12/2020	Ba2	2,630,000	2,551,980
Ford Motor Credit Co. LLC, 4.389%, 1/8/2026	Ba2	1,100,000	962,500

			3,514,480

Diversified Consumer Services - 0.4%
Carriage Services, Inc.[4], 6.625%, 6/1/2026	B3	1,125,000	1,105,313
GEMS MENASA Cayman Ltd. - GEMS Education Delaware LLC (United Arab Emirates)[4], 7.125%, 7/31/2026	B2	1,880,000	1,565,100

			2,670,413

Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC - New Red Finance, Inc. (Canada)[4], 5.00%, 10/15/2025	B2	1,090,000	1,040,939

Investment Portfolio - March 31, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.5%
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[4], 12.25%, 11/15/2026	B3		1,420,000	$1,107,600
Lennar Corp., 8.375%, 1/15/2021	Ba1		298,000	302,470
LGI Homes, Inc.[4], 6.875%, 7/15/2026	B1		1,820,000	1,583,400
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3		1,010,000	938,270

				3,931,740

Internet & Direct Marketing Retail - 1.6%
Booking Holdings, Inc., 3.60%, 6/1/2026	A3		7,450,000	7,265,934
Photo Holdings Merger Sub, Inc.[4], 8.50%, 10/1/2026	B1		5,450,000	4,414,500

				11,680,434

Multiline Retail - 0.1%
Staples, Inc.[4], 7.50%, 4/15/2026	B1		1,090,000	963,288

Specialty Retail - 0.4%
The TJX Cos, Inc., 3.50%, 4/15/2025	A	[5]	2,750,000	2,810,962

Total Consumer Discretionary				26,612,256

Consumer Staples - 0.4%
Food & Staples Retailing - 0.3%
Albertsons Cos, Inc. - Safeway, Inc. - New Albertsons LP - Albertsons
LLC[4], 4.625%, 1/15/2027	B2		335,000	333,325
KeHE Distributors LLC - KeHE Finance Corp.[4], 8.625%, 10/15/2026	B3		1,500,000	1,507,500

				1,840,825

Food Products - 0.1%
Kraft Heinz Foods Co., 2.80%, 7/2/2020	Baa3		938,000	931,030

Total Consumer Staples				2,771,855

Energy - 6.4%
Energy Equipment & Services - 0.0%
Oceaneering International, Inc., 6.00%, 2/1/2028	B1		500,000	191,458

Oil, Gas & Consumable Fuels - 6.4%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[4], 5.75%, 3/1/2027	B1		2,200,000	1,408,000
Antero Midstream Partners LP - Antero Midstream Finance Corp.[4], 5.75%, 1/15/2028	B1		1,440,000	921,600
Bruin E&P Partners LLC[6], 8.875%, 8/1/2023	C		2,180,000	152,600
Calumet Specialty Products Partners LP - Calumet Finance Corp.[4], 11.00%, 4/15/2025	Caa1		3,245,000	2,337,536
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/2025	Ba1		985,000	825,062
CVR Energy, Inc.[4], 5.75%, 2/15/2028	B1		1,210,000	904,475
Enviva Partners LP - Enviva Partners Finance Corp.[4], 6.50%, 1/15/2026.	B1		1,170,000	1,140,750
Euronav Luxembourg S.A. (Belgium)[4], 7.50%, 5/31/2022	WR	[7]	1,800,000	1,620,000

Investment Portfolio - March 31, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Jonah Energy LLC - Jonah Energy Finance Corp.[8], 7.25%, 10/15/2025	Caa2		4,120,000	$185,400
Kinder Morgan Energy Partners LP, 6.50%, 4/1/2020	Baa2		5,223,000	5,223,000
Lonestar Resources America, Inc.[9], 11.25%, 1/1/2023	Caa2		3,485,000	636,012
NuStar Logistics LP, 4.80%, 9/1/2020	Ba2		1,250,000	1,087,500
PBF Holding Co. LLC - PBF Finance Corp.[4], 6.00%, 2/15/2028	B1		1,140,000	752,400
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Baa3		9,000,000	8,730,338
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	Baa3		7,000,000	6,481,700
Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/2027	Baa2		6,775,000	7,581,808
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	Baa2		2,225,000	2,609,978
Whiting Petroleum Corp.[10,11], 5.75%, 3/15/2021	Caa2		4,000,000	268,800
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3		4,000,000	3,664,137

Total Energy				46,722,554

Financials - 10.3%
Banks - 4.7%
Bank of America Corp., 4.00%, 1/22/2025	Baa1		7,000,000	7,366,738
Bank of America Corp.[3], (3 mo. LIBOR US + 0.760%), 1.501%, 9/15/2026	Baa1		3,561,000	3,184,582
Barclays plc (United Kingdom), 2.875%, 6/8/2020	Baa2		3,292,000	3,278,434
CIT Group, Inc., 4.125%, 3/9/2021	Ba1		1,290,000	1,270,650
Citigroup, Inc., 4.45%, 9/29/2027	Baa2		3,330,000	3,476,602
Fidelity & Guaranty Life Holdings, Inc.[4], 5.50%, 5/1/2025	Ba2		1,765,000	1,743,467
JPMorgan Chase & Co., 8.00%, 4/29/2027	A3		9,000,000	11,482,425
Lloyds Bank plc (United Kingdom)[4,12,13], (3 mo. LIBOR US + 11.760%), 12.00%	Baa3		1,170,000	1,284,894
Popular, Inc., 6.125%, 9/14/2023	B1		1,135,000	1,049,875

				34,137,667

Capital Markets - 1.9%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	B2		2,190,000	2,058,600
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance[4], 5.00%, 8/1/2021	BBB	[5]	2,755,000	2,646,383
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	Baa3		1,065,000	955,238
UBS AG (Switzerland)[3], (3 mo. LIBOR US + 0.850%), 2.43%, 6/1/2020	Aa3		8,000,000	7,991,829

				13,652,050

Consumer Finance - 2.5%
Ally Financial, Inc., 5.75%, 11/20/2025	BB	[5]	1,135,000	1,110,257
American Express Credit Corp.[3], (3 mo. LIBOR US + 0.730%), 2.377%, 5/26/2020	A2		7,500,000	7,498,834
Discover Financial Services, 4.50%, 1/30/2026	Baa3		1,235,000	1,259,674
Navient Corp., 5.00%, 10/26/2020	Ba3		500,000	492,500
SLM Corp., 5.125%, 4/5/2022	Ba1		6,109,000	5,253,740

Investment Portfolio - March 31, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Springleaf Finance Corp., 7.125%, 3/15/2026	Ba3	875,000	$866,250
Visa, Inc., 2.70%, 4/15/2040	Aa3	1,215,000	1,216,081
Visa, Inc., 4.30%, 12/14/2045	Aa3	635,000	799,652

			18,496,988

Diversified Financial Services - 0.3%
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[4], 10.50%, 6/1/2024	B3	2,250,000	1,819,688

Mortgage Real Estate Investment Trusts (REITS) - 0.8%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	Ba2	1,320,000	1,108,800
Starwood Property Trust, Inc., 3.625%, 2/1/2021	Ba3	4,785,000	4,474,454

			5,583,254

Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc., 4.875%, 3/15/2027	Ba1	1,005,000	989,925

Total Financials			74,679,572

Health Care - 1.9%
Health Care Providers & Services - 1.7%
Centene Corp.[4], 5.375%, 6/1/2026	Ba1	550,000	566,561
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 4.125%, 10/15/2020	Baa3	11,869,000	11,792,175

			12,358,736

Pharmaceuticals - 0.2%
Bausch Health Cos, Inc.[4], 7.00%, 3/15/2024	Ba2	1,109,000	1,129,783

Total Health Care			13,488,519

Industrials - 6.1%
Air Freight & Logistics - 0.4%
Cargo Aircraft Management, Inc.[4], 4.75%, 2/1/2028	Ba3	1,745,000	1,618,488
XPO Logistics, Inc.[4], 6.50%, 6/15/2022	Ba3	1,000,000	1,002,500

			2,620,988

Building Products - 0.1%
Griffon Corp.[4], 5.75%, 3/1/2028	B2	1,125,000	1,057,500

Commercial Services & Supplies - 0.6%
The ADT Security Corp., 6.25%, 10/15/2021	Ba3	1,000,000	977,500
Prime Security Services Borrower LLC - Prime Finance, Inc.[4], 5.25%, 4/15/2024	Ba3	650,000	642,064
Prime Security Services Borrower LLC - Prime Finance, Inc.[4], 5.75%, 4/15/2026	Ba3	1,940,000	1,901,200

Investment Portfolio - March 31, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC - Prime Finance, Inc. [4], 6.25%, 1/15/2028	B3		1,417,000	$1,222,162

				4,742,926

Construction & Engineering - 0.5%
HC2 Holdings, Inc.[4], 11.50%, 12/1/2021	Caa1		595,000	553,350
Tutor Perini Corp.[4], 6.875%, 5/1/2025	B3		3,840,000	3,187,200

				3,740,550

Industrial Conglomerates - 0.1%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	Ba3		700,000	661,500

Marine - 0.6%
American Tanker, Inc. (Norway)[4], 9.25%, 2/22/2022	WR	[7]	1,060,000	954,003
Diana Shipping, Inc. (Greece), 9.50%, 9/27/2023	WR	[7]	4,450,000	3,115,000

				4,069,003

Professional Services - 0.1%
Nielsen Finance LLC - Nielsen Finance Co.[4], 5.00%, 4/15/2022	B1		1,090,000	1,004,784

Trading Companies & Distributors - 3.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.625%, 10/30/2020	Baa3		4,974,000	4,825,039
Air Lease Corp., 3.25%, 3/1/2025	BBB	[5]	1,393,000	1,091,735
Aircastle Ltd., 7.625%, 4/15/2020	Baa3		6,375,000	6,373,453
Aviation Capital Group LLC[4], 7.125%, 10/15/2020	BBB	[5]	2,572,000	2,543,306
Aviation Capital Group LLC[4], 6.75%, 4/6/2021	BBB	[5]	3,750,000	3,717,044
Avolon Holdings Funding Ltd. (Ireland)[4], 3.25%, 2/15/2027	Baa3		9,000,000	7,058,093
Fortress Transportation & Infrastructure Investors LLC[4], 6.50%, 10/1/2025	Ba3		1,360,000	996,200

				26,604,870

Total Industrials				44,502,121

Information Technology - 0.2%
IT Services - 0.2%
Science Applications International Corp.[4], 4.875%, 4/1/2028	B1		1,182,000	1,134,720

Materials - 1.7%
Chemicals - 0.3%
CF Industries, Inc., 3.45%, 6/1/2023	Ba2		1,135,000	1,115,217
OCI N.V. (Netherlands)[4], 5.25%, 11/1/2024	Ba3		1,135,000	976,100

				2,091,317

Containers & Packaging - 0.1%
Berry Global, Inc.[4], 4.50%, 2/15/2026	B2		988,000	953,420

Investment Portfolio - March 31, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging (continued)
Graphic Packaging International LLC, 4.75%, 4/15/2021	Ba2		325,000	$321,035

				1,274,455

Metals & Mining - 1.3%
Infrabuild Australia Pty Ltd. (Australia)[4], 12.00%, 10/1/2024	Ba3		3,425,000	2,722,875
Mountain Province Diamonds, Inc. (Canada)[4], 8.00%, 12/15/2022	Caa1		995,000	716,400
Northwest Acquisitions ULC - Dominion Finco, Inc.[4], 7.125%, 11/1/2022 .	Caa1		5,870,000	2,876,300
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	Baa2		3,000,000	2,985,010

				9,300,585

Total Materials				12,666,357

Real Estate - 3.9%
Equity Real Estate Investment Trusts (REITS) - 3.6%
American Tower Corp., 2.80%, 6/1/2020	Baa3		5,595,000	5,551,040
American Tower Corp., 3.80%, 8/15/2029	Baa3		8,250,000	8,351,475
Crown Castle International Corp., 3.40%, 2/15/2021	Baa3		532,000	535,579
Crown Castle International Corp., 3.10%, 11/15/2029	Baa3		5,000,000	4,789,714
Crown Castle International Corp., 3.30%, 7/1/2030	BBB	[5]	1,850,000	1,846,060
Iron Mountain, Inc., 5.75%, 8/15/2024	B2		1,110,000	1,104,450
SBA Communications Corp.[4], 3.875%, 2/15/2027	B1		995,000	997,488
SBA Tower Trust[4], 2.836%, 1/15/2025	A2		3,500,000	3,379,509

				26,555,315

Real Estate Management & Development - 0.3%
Five Point Operating Co. LP - Five Point Capital Corp.[4], 7.875%, 11/15/2025	B3		2,405,000	2,068,300
Forestar Group, Inc.[4], 5.00%, 3/1/2028	B2		100,000	83,037

				2,151,337

Total Real Estate				28,706,652

Utilities - 0.9%
Electric Utilities - 0.5%
Dominion Energy, Inc., 3.375%, 4/1/2030	Baa2		2,750,000	2,753,713
NextEra Energy Operating Partners LP4, 4.25%, 7/15/2024	Ba1		1,060,000	1,033,500

				3,787,213

Independent Power and Renewable Electricity Producers - 0.4%
Drax Finco plc (United Kingdom)[4], 6.625%, 11/1/2025	BB	[5]	1,310,000	1,313,275

Investment Portfolio - March 31, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
Vistra Operations Co. LLC[4], 5.625%, 2/15/2027	Ba2		1,135,000	$1,170,469

				2,483,744

Total Utilities				6,270,957

TOTAL CORPORATE BONDS (Identified Cost $336,731,463)				312,472,191

ASSET-BACKED SECURITIES - 25.7%
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	AAA	[5]	1,863,964	1,864,682
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A4, 3.561%, 7/15/2030	WR	[7]	3,313,670	3,173,732
CCG Receivables Trust, Series 2019-1, Class A2[4], 2.80%, 9/14/2026	AAA	[5]	5,271,575	5,338,605
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[4], 1.99%, 5/15/2029	Aaa		889,909	882,762
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[4], 2.54%, 1/25/2047	Aaa		6,043,344	6,109,032
Corevest American Finance Trust, Series 2019-1, Class A4, 3.324%, 3/15/2052	WR	[7]	4,950,651	4,923,440
Corevest American Finance Trust, Series 2019-3, Class A4, 2.705%, 10/15/2052	WR	[7]	3,234,211	3,068,707
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A4, 3.01%, 2/16/2027	Aaa		6,962,565	6,963,500
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A4, 3.47%, 5/17/2027	Aaa		9,000,000	8,917,682
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A4, 3.33%, 2/15/2028	Aaa		4,050,000	4,019,697
Dell Equipment Finance Trust, Series 2019-1, Class A2[4], 2.78%, 8/23/2021	Aaa		5,242,652	5,214,943
DLL LLC, Series 2019-DA1, Class A2[4], 2.79%, 11/22/2021	Aaa		2,742,127	2,734,436
DT Auto Owner Trust, Series 2018-3A, Class A4, 3.02%, 2/15/2022	AAA	[5]	865,155	865,188
DT Auto Owner Trust, Series 2019-1A, Class A4, 3.08%, 9/15/2022	AAA	[5]	1,461,199	1,458,950
DT Auto Owner Trust, Series 2019-2A, Class A4, 2.85%, 9/15/2022	AAA	[5]	1,123,017	1,119,512
DT Auto Owner Trust, Series 2019-3A, Class A4, 2.55%, 8/15/2022	AAA	[5]	1,279,353	1,273,324
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A4,14, 3.58%, 11/25/2038	AAA	[5]	3,902,014	4,027,602
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[4], 2.13%, 7/20/2022	AAA	[5]	36,602	36,577
Enterprise Fleet Financing LLC, Series 2018-2, Class A2[4], 3.14%, 2/20/2024	AAA	[5]	3,550,953	3,537,349
Enterprise Fleet Financing LLC, Series 2019-1, Class A2[4], 2.98%, 10/20/2024	AAA	[5]	2,269,510	2,272,200

Investment Portfolio - March 31, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.69%, 11/15/2021	Aaa		99,852	$99,343
GLS Auto Receivables Trust, Series 2018-3A, Class A4, 3.35%, 8/15/2022	AA	[5]	575,918	572,460
GLS Auto Receivables Trust, Series 2019-2A, Class A4, 3.06%, 4/17/2023	AA	[5]	1,575,246	1,539,920
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class A2, 2.93%, 11/16/2021	Aaa		188,637	188,791
Great American Auto Leasing, Inc., Series 2019-1, Class A2[4], 2.97%, 6/15/2021	AAA	[5]	1,997,050	1,994,656
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2[4], 3.23%, 5/10/2032	Aaa		4,865,886	4,863,322
Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, 8/16/2021	AAA	[5]	31,110	31,114
Hyundai Auto Receivables Trust, Series 2019-A, Class A2, 2.67%, 12/15/2021	AAA	[5]	1,647,993	1,651,944
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 1.65%, 12/17/2036	Aaa		459,399	416,937
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 1.95%, 12/17/2036	Aa1		400,000	349,298
John Deere Owner Trust, Series 2019-A, Class A2, 2.85%, 12/15/2021	Aaa		1,442,281	1,446,103
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX4, 2.73%, 10/25/2048	AAA	[5]	2,100,000	2,107,825
Marlette Funding Trust, Series 2019-2A, Class A4, 3.13%, 7/16/2029	WR	[7]	2,266,864	2,175,416
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[4], 2.82%, 2/15/2068	AAA	[5]	1,880,976	1,881,823
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A1[4], 2.39%, 5/15/2068	AAA	[5]	7,351,888	7,351,230
Navient Student Loan Trust, Series 2014-1, Class A3[3], (1 mo. LIBOR US + 0.510%), 1.457%, 6/25/2031	A1		5,774,368	5,596,003
Navient Student Loan Trust, Series 2019-2A, Class A2[3,4], (1 mo. LIBOR US + 1.000%), 1.947%, 2/27/2068	Aaa		5,540,000	5,334,828
Navient Student Loan Trust, Series 2019-BA, Class A1[3,4], (1 mo. LIBOR US + 0.400%), 1.105%, 12/15/2059	AAA	[5]	2,524,183	2,503,014
Nissan Auto Lease Trust, Series 2019-A, Class A2, 2.71%, 7/15/2021	Aaa		3,607,983	3,617,787
NYCTL Trust, Series 2018-A, Class A4, 3.22%, 11/10/2031	Aaa		904,605	900,183
Oxford Finance Funding LLC, Series 2019-1A, Class A2[4], 4.459%, 2/15/2027	WR	[7]	7,235,000	7,299,282
Oxford Finance Funding LLC, Series 2020-1A, Class A2[4], 3.101%, 2/15/2028	WR	[7]	6,300,000	6,046,299
Oxford Finance Funding LLC, Series 2020-1A, Class B4, 4.037%, 2/15/2028	WR	[7]	400,000	384,488
Progress Residential Trust, Series 2015-SFR3, Class A4, 3.067%, 11/12/2032	Aaa		4,836,028	4,802,442
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	Aaa		1,646,935	1,638,239

Investment Portfolio - March 31, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Progress Residential Trust, Series 2019-SFR2, Class A4, 3.147%, 5/17/2036	Aaa		8,610,000	$8,508,230
Progress Residential Trust, Series 2019-SFR4, Class A4, 2.687%, 10/17/2036	Aaa		3,800,000	3,676,264
SCF Equipment Leasing LLC, Series 2019-1A, Class A1[4], 3.04%, 3/20/2023	Aaa		1,481,992	1,474,226
SLM Student Loan Trust, Series 2004-10, Class A6A3,4, (3 mo. LIBOR US + 0.550%), 2.344%, 4/27/2026	Aaa		497,157	496,856
SMB Private Education Loan Trust, Series 2018-A, Class A1[3,4], (1 mo. LIBOR US + 0.350%), 1.055%, 3/16/2026	Aaa		204,092	203,795
SMB Private Education Loan Trust, Series 2019-A, Class A1[3,4], (1 mo. LIBOR US + 0.350%), 1.055%, 2/16/2026	Aaa		1,332,500	1,328,584
SoFi Consumer Loan Program LLC, Series 2016-5, Class A4, 3.06%, 9/25/2028	WR	[7]	280,152	274,945
SoFi Consumer Loan Program LLC, Series 2017-3, Class A4, 2.77%, 5/25/2026	AA	[5]	1,118,790	1,109,060
SoFi Consumer Loan Program LLC, Series 2017-4, Class A4, 2.50%, 5/26/2026	AA	[5]	427,060	406,863
SoFi Consumer Loan Program Trust, Series 2019-1, Class A4, 3.24%, 2/25/2028	AAA	[5]	2,217,153	2,148,701
SoFi Consumer Loan Program Trust, Series 2019-2, Class A4, 3.01%, 4/25/2028	AAA	[5]	2,131,502	2,067,598
SoFi Consumer Loan Program Trust, Series 2019-3, Class A4, 2.90%, 5/25/2028	AAA	[5]	1,407,757	1,363,877
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B4, 2.36%, 12/27/2032	Aaa		320,519	321,692
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	Aaa		49,348	49,295
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	Aaa		750,000	737,035
SoFi Professional Loan Program LLC, Series 2019-B, Class A1FX4, 2.78%, 8/17/2048	AAA	[5]	3,091,016	3,096,610
SoFi Professional Loan Program Trust, Series 2018-B, Class A1FX4, 2.64%, 8/25/2047	Aaa		1,909,916	1,898,546
Store Master Funding I-VII and XIV, Series 2019-1, Class A1[4], 2.82%, 11/20/2049	AAA	[5]	2,482,848	2,343,681
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	WR	[7]	263,937	262,564
Tesla Auto Lease Trust, Series 2019-A, Class A1[4], 2.005%, 12/18/2020	Aaa		3,513,276	3,510,835
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,14], 2.50%, 10/25/2056	Aaa		1,118,995	1,099,476
Towd Point Mortgage Trust, Series 2017-1, Class A1[4,14], 2.75%, 10/25/2056	Aaa		3,907,414	3,909,168
Towd Point Mortgage Trust, Series 2018-2, Class A1[4,14], 3.25%, 3/25/2058	Aaa		1,454,983	1,471,100
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[3,4], (1 mo. LIBOR US + 1.000%), 1.947%, 10/25/2048	Aaa		3,703,033	3,632,716

Investment Portfolio - March 31, 2020

(unaudited)

	CREDIT		PRINCIPAL
UNCONSTRAINED BOND SERIES	RATING[1]		AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	Aaa		2,311,105	$2,271,957
Volvo Financial Equipment LLC, Series 2019-1A, Class A2[4], 2.90%, 11/15/2021	Aaa		684,973	683,884
World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.93%, 9/15/2022	AAA	[5]	1,599,123	1,599,038
World Omni Auto Receivables Trust, Series 2019-B, Class A2, 2.63%, 6/15/2022	AAA	[5]	2,808,115	2,813,889
World Omni Automobile Lease Securitization Trust, Series 2019-A, Class A2, 2.89%, 11/15/2021	Aaa		1,801,144	1,805,559

TOTAL ASSET-BACKED SECURITIES (Identified Cost $188,946,722)				187,160,711

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.4%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029 .	AA	[5]	45,020	44,687
CIM Trust, Series 2019-INV1, Class A1[4,14], 4.00%, 2/25/2049	Aaa		924,267	915,000
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class A3,4, (1 mo. LIBOR US + 0.920%), 1.625%, 12/15/2036	Aaa		7,000,000	6,715,392
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,14], 2.13%, 2/25/2043	AAA	[5]	486,298	458,759
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa		2,467,237	2,637,995
Fannie Mae-Aces, Series 2017-M15, Class A1[14], 2.959%, 9/25/2027	WR	[7]	5,499,622	5,952,880
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A4, 3.144%, 12/10/2036	Aaa		4,480,000	4,162,473
Freddie Mac Multifamily Structured Pass-Through Certificates, Series
K009, Class X1 (IO)[14], 1.259%, 8/25/2020	Aaa		6,542,590	17,386
Freddie Mac Multifamily Structured Pass-Through Certificates, Series
K014, Class X1 (IO)[14], 1.15%, 4/25/2021	Aaa		6,872,191	60,960
Freddie Mac Multifamily Structured Pass-Through Certificates, Series
K016, Class X1 (IO)[14], 1.478%, 10/25/2021	Aaa		4,266,234	80,032
Freddie Mac Multifamily Structured Pass-Through Certificates, Series
K017, Class X1 (IO)[14], 1.286%, 12/25/2021	Aaa		30,257,080	497,702
Freddie Mac Multifamily Structured Pass-Through Certificates, Series
K021, Class X1 (IO)[14], 1.42%, 6/25/2022	Aaa		16,342,828	417,417
Freddie Mac Multifamily Structured Pass-Through Certificates, Series
K030, Class X1 (IO)[14], 0.18%, 4/25/2023	Aaa		54,855,378	269,175
Freddie Mac Multifamily Structured Pass-Through Certificates, Series
K032, Class X1 (IO)[14], 0.095%, 5/25/2023	Aaa		32,244,579	108,793
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa		2,407,179	2,495,174
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa		1,929,880	1,989,225
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	WR	[7]	84,758,753	190,139
FREMF Mortgage Trust, Series 2014-K715, Class B4,14, 3.971%, 2/25/2046	Aa2		2,185,000	2,181,375

Investment Portfolio - March 31, 2020

(unaudited)

	CREDIT		PRINCIPAL
UNCONSTRAINED BOND SERIES	RATING[1]		AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Series 2014-K716, Class B4,14, 3.952%, 8/25/2047	A1		2,550,000	$2,546,212
FREMF Mortgage Trust, Series 2015-K159, Class B14,15, 4.361%, 11/25/2033	WR	[7]	3,500,000	2,373,674
FREMF Mortgage Trust, Series 2015-K42, Class B4,14, 3.851%, 12/25/2024	A3		1,900,000	1,853,187
FREMF Mortgage Trust, Series 2015-K43, Class B4,14, 3.733%, 2/25/2048	WR	[7]	1,500,000	1,455,672
FREMF Mortgage Trust, Series 2018-K156, Class B4,14, 4.068%, 7/25/2036	WR	[7]	4,000,000	2,809,722
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA	[5]	413,549	403,257
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,14], 3.00%, 3/25/2043	WR	[7]	331,727	330,983
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,14], 3.50%, 5/25/2043	AAA	[5]	408,303	414,641
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,14], 3.00%, 6/25/2029	AAA	[5]	596,118	591,183
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[4,14], 3.50%, 8/25/2047	Aaa		1,942,029	1,933,922
Metlife Securitization Trust, Series 2019-1A, Class A4,14, 3.75%, 4/25/2058	WR	[7]	1,739,799	1,789,782
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,14], 3.75%, 11/25/2054	AA	[5]	490,896	507,687
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,14], 3.75%, 8/25/2055	Aaa		805,565	830,066
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1[4,14], 4.25%, 12/25/2057	Aaa		4,059,792	4,107,570
PSMC Trust, Series 2019-3, Class A3[4,14], 3.50%, 11/25/2049	WR	[7]	3,257,847	3,289,432
Sequoia Mortgage Trust, Series 2013-2, Class A14, 1.874%, 2/25/2043	AAA	[5]	509,438	485,610
Sequoia Mortgage Trust, Series 2013-6, Class A2[14], 3.00%, 5/25/2043	Aaa		4,434,978	4,449,535
Sequoia Mortgage Trust, Series 2013-7, Class A2[14], 3.00%, 6/25/2043	AAA	[5]	447,655	436,688
Sequoia Mortgage Trust, Series 2013-8, Class A1[14], 3.00%, 6/25/2043	Aaa		600,676	601,252
Sequoia Mortgage Trust, Series 2020-1, Class A4[4,14], 3.50%, 2/25/2050	WR	[7]	3,311,955	3,333,345
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1 mo. LIBOR US + 1.470%), 2.175%, 11/15/2027	BBB	[5]	1,777,115	1,658,706
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A4,14, 2.86%, 4/25/2041	WR	[7]	3,845,622	3,842,350
Toorak Mortgage Corp., Series 2019-1, Class A1[4,16], 4.458%, 3/25/2022	WR	[7]	5,000,000	4,410,520
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,4, (1 mo. LIBOR US + 1.050%), 1.755%, 12/15/2033	AAA	[5]	7,000,000	6,030,287
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa		1,040,296	1,042,894
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,14], 4.869%, 2/15/2044	Aaa		1,324,389	1,339,086

Investment Portfolio - March 31, 2020

(unaudited)

	CREDIT		PRINCIPAL
UNCONSTRAINED BOND SERIES	RATING[1]		AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,14], 3.50%, 1/20/2045	WR	[7]		531,077	$539,147
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,14], 3.50%, 3/20/2045	Aaa			252,212	250,022

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $83,767,757)					82,850,996

FOREIGN GOVERNMENT BONDS - 1.4%
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			1,300,000	1,368,250
Chile Government Bond (Chile), 5.50%, 8/5/2020	A1		CLP	1,800,000,000	2,126,772
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	35,000,000	1,478,078
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	126,000,000	5,321,717

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $16,866,422)					10,294,817

U.S. TREASURY SECURITIES - 12.7%

U.S. Treasury Notes - 12.7%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021				47,010,156	46,074,534
U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024				45,252,208	45,990,447

TOTAL U.S. TREASURY SECURITIES (Identified Cost $92,853,479)					92,064,981

U.S. GOVERNMENT AGENCIES - 4.3%

Mortgage-Backed Securities - 4.3%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021				50,159	50,894
Fannie Mae, Pool #995233, UMBS, 5.50%, 10/1/2021				971	979
Fannie Mae, Pool #888017, UMBS, 6.00%, 11/1/2021				8,017	8,208
Fannie Mae, Pool #995329, UMBS, 5.50%, 12/1/2021				32,733	33,206
Fannie Mae, Pool #888136, UMBS, 6.00%, 12/1/2021				9,459	9,688
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022				56,200	56,949
Fannie Mae, Pool #AD0462, UMBS, 5.50%, 10/1/2024				13,148	13,960
Fannie Mae, Pool #MA0115, UMBS, 4.50%, 7/1/2029				63,900	69,550
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034				246,529	270,651
Fannie Mae, Pool #918516, UMBS, 5.50%, 6/1/2037				92,839	104,943
Fannie Mae, Pool #FM2568, UMBS, 3.00%, 5/1/2038				6,401,552	6,822,593
Fannie Mae, Pool #889624, UMBS, 5.50%, 5/1/2038				144,240	163,455
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038				3,768,997	4,006,912
Fannie Mae, Pool #995876, UMBS, 6.00%, 11/1/2038				371,479	427,748
Fannie Mae, Pool #AD0307, UMBS, 5.50%, 1/1/2039				142,664	161,565
Fannie Mae, Pool #AA7236, UMBS, 4.00%, 6/1/2039				769,722	831,482
Fannie Mae, Pool #MA3988, UMBS, 3.00%, 4/1/2040				6,500,000	6,819,035
Fannie Mae, Pool #AW5338, UMBS, 4.50%, 6/1/2044				797,914	869,712

Investment Portfolio - March 31, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT2/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AS3878, UMBS, 4.50%, 11/1/2044	786,848	$858,235
Fannie Mae, Pool #BC5442, UMBS, 4.00%, 4/1/2046	1,728,734	1,856,627
Fannie Mae, Pool #BC9568, UMBS, 4.00%, 5/1/2046	2,540,002	2,726,171
Fannie Mae, Pool #BE7845, UMBS, 4.50%, 2/1/2047	423,942	459,428
Fannie Mae, Pool #CA1922, UMBS, 5.00%, 6/1/2048	2,399,086	2,589,395
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	181	182
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	12,443	12,786
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	8,595	8,858
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	8,051	8,390
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	13,132	13,655
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	6,469	6,755
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	158,050	172,577
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	464,391	507,184
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	386,415	424,314
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	384,922	436,150
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	158,553	179,680
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	159,986	178,014
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	63,107	72,523

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $30,613,504)		31,232,454

SHORT-TERM INVESTMENT - 3.8%

Dreyfus Government Cash Management, Institutional Shares, 0.29%[17],
(Identified Cost $27,947,975)	27,947,975	27,947,975

TOTAL INVESTMENTS - 102.3%
(Identified Cost $777,727,322)		744,024,125

LIABILITIES, LESS OTHER ASSETS - (2.3%)		(16,749,016)

NET ASSETS - 100%		$727,275,109

FUTURES CONTRACTS: LONG POSITIONS OPEN AT MARCH 31, 2020:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED DEPRECIATION
153	Euro-BTP	Eurex	June 2020	23,862,060	$(1,112,222)
TOTAL LONG POSITIONS					$(1,112,222)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT MARCH 31, 2020:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
132	Euro-BONO	Eurex	June 2020	22,552,244	$ 913,093
195	U.S. Treasury Notes (5 Year)	CBOT	June 2020	24,445,079	(801,704)

Investment Portfolio - March 31, 2020

(unaudited)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT MARCH 31, 2020:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
500	Fed Fund 30 Day	CBOT	December 2020	199,860,000	(2,121,115)
TOTAL SHORT POSITIONS					$(2,009,726)

CBOT - Chicago Board of Trade

CLP - Chilean Peso

EUREX - Eurex Exchange

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

No. - Number

UMBS - Uniform Mortgage-Backed Securities

[1]	Credit ratings from Moody’s (unaudited).
[2]	Amount is stated in USD unless otherwise noted.
[3]	Floating rate security. Rate shown is the rate in effect as of March 31, 2020.
[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $325,165,129, or 44.7% of the Series’ net assets as of March 31, 2020.

[5]	Credit ratings from S&P (unaudited).
[6]

Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on March 26, 2020 at a cost of $228,900 ($10.50 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $152,600, or less than 0.1% of the Series’ net assets as of March 31, 2020.

[7]	Credit rating has been withdrawn. As of March 31, 2020, there is no rating available (unaudited).
[8]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 28, 2017, November 28, 2017 and March 06, 2020 at a cost of $1,496,900 ($100.00 per share), $611,050 ($101.00 per share) and $350,000 ($14.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $185,400, or less than 0.1% of the Series’ net assets as of March 31, 2020.

[9]

Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 10, 2019 and September 16, 2019 at a cost of $1,269,675 ($85.50 per share) and $1,715,000 ($85.75 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $636,012, or 0.1% of the Series’ net assets as of January 31, 2018 March 31, 2020.

[10]

Illiquid security - This security was acquired on January 8, 2020 and February 5, 2020 at a cost of $1,978,750 ($98.38 per share) and $1,864,960 ($93.25 per share). This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $268,800, or less than 0.1% of the Series’ net assets as of March 31, 2020.

[11]	Issuer filed for bankruptcy and/or is in default of interest payments.
[12]	Security is perpetual in nature and has no stated maturity date.
[13]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2020.
[14]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2020.

[15]

Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on March 20, 2020 at a cost of $1,995,000 ($57.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $2,373,674, or 0.3% of the Series’ net assets as of March 31, 2020.

[16]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2020.
[17]	Rate shown is the current yield as of March 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - March 31, 2020

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$123,297,435	$—	$123,297,435	$—
Corporate debt:
Communication Services	54,916,628	—	54,916,628	—
Consumer Discretionary	26,612,256	—	26,612,256	—
Consumer Staples	2,771,855	—	2,771,855	—
Energy	46,722,554	—	46,722,554	—
Financials	74,679,572	—	74,679,572	—
Health Care	13,488,519	—	13,488,519	—
Industrials	44,502,121	—	44,502,121	—
Information Technology	1,134,720	—	1,134,720	—
Materials	12,666,357	—	12,666,357	—
Real Estate	28,706,652	—	28,706,652	—
Utilities	6,270,957	—	6,270,957	—
Asset-backed securities	187,160,711	—	187,160,711	—
Commercial mortgage-backed securities	82,850,996	—	82,850,996	—
Foreign government bonds	10,294,817	—	10,294,817	—
Short-Term Investment	27,947,975	27,947,975	—	—
Other financial instruments*: Interest rate contracts	913,093	913,093	—	—

Total assets	744,937,218	28,861,068	716,076,150	—

Other financial instruments*: Interest rate contracts	(4,035,041)	(4,035,041)	—	—

Total liabilities	(4,035,041)	(4,035,041)	—	—

Total	$740,902,177	$24,826,027	$716,076,150	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or March 31, 2020.

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.